Financial Instruments - Financial Assets and Liabilities measured at Fair Value on a Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure of fair value measurement of assets [line items]
Short-term investments	$ 13,937	$ 18,252
Long-term investments	46,243	60,630
Recurring fair value measurement [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	60,180	78,882
Recurring fair value measurement [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	13,937	15,000
Long-term investments	10,998	16,595
Recurring fair value measurement [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	0	3,252
Long-term investments	33,139	40,722
Recurring fair value measurement [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	2,106	3,313
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	33,139	43,974
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	0	0
Long-term investments	0	0
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	0	3,252
Long-term investments	33,139	40,722
Recurring fair value measurement [member] | Level 1 of fair value hierarchy [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	27,041	34,908
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	13,937	15,000
Long-term investments	10,998	16,595
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	0	0
Long-term investments	0	0
Recurring fair value measurement [member] | Level 2 of fair value hierarchy [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	2,106	3,313
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member]
Disclosure of fair value measurement of assets [line items]
Financial assets	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Convertible Debt [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	0	0
Long-term investments	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Common Shares Held [member]
Disclosure of fair value measurement of assets [line items]
Short-term investments	0	0
Long-term investments	0	0
Recurring fair value measurement [member] | Level 3 of fair value hierarchy [member] | Warrants and other [member]
Disclosure of fair value measurement of assets [line items]
Long-term investments	$ 0	$ 0